Related party transactions - Other transactions narrative (Details)	1 Months Ended		6 Months Ended
	May 31, 2024	Mar. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) tanker	Jun. 30, 2024 USD ($) tanker	Sep. 30, 2024 tanker	Dec. 31, 2022 tanker	Aug. 31, 2021 tanker vessel
Disclosure of transactions between related parties [line items]
Number of vessels | tanker			1	9
Contract With Related Party, Termination Notice Upon Sale Of Vessel, Term			3 months
Contract With Related Party, Termination Notice Upon Sale Of Vessel, Management Payment Due, Term			3 months
Other related parties | Prepaid expenses - SCM
Disclosure of transactions between related parties [line items]
Contract With Related Party, Termination Notice Upon Sale Of Vessel, Term			3 months
Contract With Related Party, Termination Notice Upon Sale Of Vessel, Management Payment Due, Term			3 months
Other related parties | Geoserve Energy Transport DMCC
Disclosure of transactions between related parties [line items]
Emissions management fees, per vessel | $		$ 350	$ 350
Emissions management fees, per charter-out vessel | $		$ 150	$ 150
Emissions management fees, percentage per carbon trade		1.25%	1.25%
Other related parties | Fowe
Disclosure of transactions between related parties [line items]
Licensing Agreement, Fee As A Percentage Of Realized Savings	0.33
STI Tribeca, STI Larvotto and STI Le Rocher | Related Party | Prepaid expenses - SCM
Disclosure of transactions between related parties [line items]
Contract termination fees | $				$ 500,000
STI Tribeca, STI Larvotto and STI Le Rocher | Related Party | Scorpio Ship Management S.A.M. (SSM)
Disclosure of transactions between related parties [line items]
Contract termination fees | $				$ 300,000
Product tanker
Disclosure of transactions between related parties [line items]
Number of vessels | vessel							9
Product tanker | MR
Disclosure of transactions between related parties [line items]
Number of vessels | vessel							5
Product tanker | LR1
Disclosure of transactions between related parties [line items]
Number of vessels | vessel							4
Product tanker | Other related parties | Minority interest in portfolio acquired, August 2021
Disclosure of transactions between related parties [line items]
Number of vessels | tanker							9
Product tanker | Other related parties | Minority interest in portfolio acquired, August 2021 | MR
Disclosure of transactions between related parties [line items]
Number of vessels | tanker							5
Product tanker | Other related parties | Minority interest in portfolio acquired, August 2021 | LR1
Disclosure of transactions between related parties [line items]
Number of vessels | tanker					1	2	4